IMPAIRMENT CHARGES, NET OF REVERSAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of impairment of assets [Abstract]
Disclosure of impairment loss

	Years ended December 31,
	2020	2019
Doyon CGU[1]
Property, plant and equipment	$—	$395.0
Essakane CGU
Property, plant and equipment	(45.8)	(122.0)
Other
Property, plant and equipment[2]	—	12.5
Exploration and evaluation assets	—	2.3
	$(45.8)	$287.8
1The Doyon CGU consists of the Doyon, Mouska, and Westwood mines.
2Impairment of detox plant at the Essakane mine.